Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of financial assets [abstract]
Disclosure of changes in non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Other long- term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2019	131	—	399	529
Additions	—	—	9	9
Decreases	(27)	—	(5)	(31)
Currency translation adjustments	—	—	(2)	(2)
Net book value as of December 31, 2020	105	—	401	505
Additions	—	—	—	—
Decreases	(16)	—	—	(16)
Reclassifications	—	—	8	8
Currency translation adjustments	—	—	1	1
Net book value as of June 30, 2021	88	—	410	498
(1)See Note 10.2 Treasury shares